LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans
Number of days past due to be considered as nonperforming loans	90 days
Average investment
Total	$ 5,999	$ 8,339
Related Valuation Reserve	370	1,519
Interest Income Recognized During Impairment
Total		54
Interest Income on Accrual Basis
Total	228	313
Nonaccrual Basis
Recorded investment
Total	2,024	4,687
Commercial real estate
Average investment
With no valuation reserve	3,045	1,550
With a valuation reserve	71	3,173
Total	3,116	4,723
Related Valuation Reserve	14	1,315
Interest Income Recognized During Impairment
With a valuation reserve		54
Total		54
Interest Income on Accrual Basis
With no valuation reserve	153	37
With a valuation reserve	5	177
Total	158	214
Commercial real estate | Nonaccrual Basis
Recorded investment
With no valuation reserve	513	132
With a valuation reserve	59	2,939
Total	572	3,071
Commercial, financial, and agricultural
Average investment
With no valuation reserve	505	1,063
With a valuation reserve	834	504
Total	1,339	1,567
Related Valuation Reserve	265	109
Interest Income on Accrual Basis
With no valuation reserve	13	19
With a valuation reserve	18	17
Total	31	36
Commercial, financial, and agricultural | Nonaccrual Basis
Recorded investment
With no valuation reserve	59
With a valuation reserve	752	436
Total	811	436
Commercial construction
Average investment
With no valuation reserve	626	675
Total	626	675
Interest Income on Accrual Basis
With no valuation reserve	3	15
Total	3	15
Commercial construction | Nonaccrual Basis
Recorded investment
With no valuation reserve		675
Total		675
One to four family residential real estate
Average investment
With no valuation reserve	625	1,074
With a valuation reserve	261	281
Total	886	1,355
Related Valuation Reserve	78	95
Interest Income on Accrual Basis
With no valuation reserve	16	41
With a valuation reserve	20	6
Total	36	47
One to four family residential real estate | Nonaccrual Basis
Recorded investment
With no valuation reserve	361	230
With a valuation reserve	250	275
Total	611	505
Consumer construction
Average investment
With no valuation reserve		16
Total		16
Interest Income on Accrual Basis
With no valuation reserve		1
Total		1
Consumer
Average investment
With no valuation reserve	2	3
With a valuation reserve	30
Total	32	3
Related Valuation Reserve	13
Consumer | Nonaccrual Basis
Recorded investment
With a valuation reserve	30
Total	$ 30